Loans and advances to customers - Transfers of allowance for impairment losses of financial assets at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ (1,407,320)	$ (1,361,558)
Impairment losses
Financial assets
Financial assets, as originally presented			$ 17,961
Financial assets, Adjustments on initial adoption of IFRS 9			3,256
Financial assets, restated			(21,217)
Financial assets at amortized cost category
Financial assets
Financial assets, restated			751,448
Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets, Adjustments on initial adoption of IFRS 9			3,270
Loans and advances - Customers
Financial assets
Financial assets	(728,335)	(676,636)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets, as originally presented		21,516	16,929	$ 17,883
Financial assets, Adjustments on initial adoption of IFRS 9			3,270
Financial assets, restated		(21,516)	(20,199)	$ (17,883)
Transfer from Stage 1 to Stage 2	12,754
Transfer from Stage 1 to Stage 3	262
Transfer from Stage 2 to Stage 3	4,321
Transfer from Stage 2 to Stage 1	(7,418)
Transfer from Stage 3 to Stage 2	(770)
Transfer from Stage 3 to Stage 1	(334)
Financial assets derecognized during the period other than write offs	4,630
Contracts remaining at the same stage	8,027
Written-off financial assets	(21,154)	(19,678)	(21,733)
Originated financial assets	4,295
Foreign exchange and other movements	5,101
Financial assets	21,970	21,516	16,929
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets, restated		(7,035)	(7,456)
Transfer from Stage 1 to Stage 2	(4,369)
Transfer from Stage 1 to Stage 3	(131)
Transfer from Stage 2 to Stage 1	2,484
Transfer from Stage 3 to Stage 1	140
Financial assets derecognized during the period other than write offs	2,089
Contracts remaining at the same stage	(481)
Originated financial assets	4,295
Foreign exchange and other movements	370
Financial assets	7,254
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets, restated		(5,309)	(4,780)
Transfer from Stage 1 to Stage 2	17,123
Transfer from Stage 2 to Stage 3	(12,547)
Transfer from Stage 2 to Stage 1	(9,902)
Transfer from Stage 3 to Stage 2	659
Financial assets derecognized during the period other than write offs	1,092
Contracts remaining at the same stage	6,180
Foreign exchange and other movements	(264)
Financial assets	5,466
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets, restated		(9,172)	$ (7,963)
Transfer from Stage 1 to Stage 3	393
Transfer from Stage 2 to Stage 3	16,868
Transfer from Stage 3 to Stage 2	(1,429)
Transfer from Stage 3 to Stage 1	(474)
Financial assets derecognized during the period other than write offs	1,449
Contracts remaining at the same stage	2,328
Written-off financial assets	(21,154)
Foreign exchange and other movements	4,995
Financial assets	9,250
Loans and advances - Customers | Financial assets at amortized cost category
Financial assets
Written-off financial assets	21,154
Financial assets	(699,671)	$ (666,772)
Loans and advances - Customers | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	21,965
Loans and advances - Customers | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	7,249
Loans and advances - Customers | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	5,466
Loans and advances - Customers | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	9,250
Commercial, financial and industrial loans | Financial assets at amortized cost category
Financial assets
Written-off financial assets	6,038
Commercial, financial and industrial loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	8,135
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	2,022
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	1,787
Commercial, financial and industrial loans | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	4,326
Public sector loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	8
Public sector loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	8
Securitized mortgage assets | Financial assets at amortized cost category
Financial assets
Written-off financial assets	1,775
Securitized mortgage assets | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	3,316
Securitized mortgage assets | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	623
Securitized mortgage assets | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	660
Securitized mortgage assets | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	2,033
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category
Financial assets
Written-off financial assets	5,805
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Impairment losses
Financial assets
Financial assets	5,226
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 1 | Impairment losses
Financial assets
Financial assets	2,266
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 2 | Impairment losses
Financial assets
Financial assets	1,421
Installment loans to individuals - Non-revolving consumer loans | Financial assets at amortized cost category | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 1,539